UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

January 1, 2015 - March 31, 2015

Date of reporting period

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Northeast Investors Growth Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	$ Value
COMMON STOCKS - 99.33%

Basic Materials - 0.61%

Chemicals - 0.61%
EI du Pont de Nemours & Co.	5,400	$385,938

Total Basic Materials		385,938

Communications - 9.91%

Internet - 6.78%
Amazon.com, Inc.(a)	1,100	409,310
Facebook, Inc., Class A(a)	33,625	2,764,479
Google, Inc., Class A(a)	2,025	1,123,268

		4,297,057

Media - 2.32%
Walt Disney Co.	14,000	1,468,460

Telecommunications - 0.81%
Verizon Communications, Inc.	10,500	510,615

Total Communications		6,276,132

Consumer, Cyclical - 15.56%

Apparel - 6.39%
NIKE, Inc., Class B	14,200	1,424,686
Under Armour, Inc., Class A(a)	19,700	1,590,775
VF Corp.	13,700	1,031,747

		4,047,208

Auto Parts & Equipment - 2.35%
Magna International, Inc.	27,800	1,491,748

Retail - 6.82%
Costco Wholesale Corp.	10,300	1,560,398
CVS Health Corp.	16,500	1,702,965
Lowe’s Cos., Inc.	14,200	1,056,338

		4,319,701

Total Consumer, Cyclical		9,858,657

Consumer, Non-Cyclical - 21.85%

Beverages - 1.25%
PepsiCo, Inc.	8,300	793,646

Biotechnology - 7.52%
Amgen, Inc.	2,600	415,610
Biogen, Inc.(a)	1,000	422,240
Celgene Corp.(a)	16,800	1,936,704
Gilead Sciences, Inc.(a)	20,300	1,992,039

		4,766,593

Description	Shares	$ Value
Consumer, Non-Cyclical - 21.85% (continued)
Cosmetics/Personal Care - 1.49%
Procter & Gamble Co.	11,500	$942,310

Food - 1.66%
Mondelez International, Inc., Class A	29,150	1,052,024

Household Products/Wares - 1.74%
Clorox Co.	10,000	1,103,900

Pharmaceuticals - 8.19%
Bristol-Myers Squibb Co.	19,700	1,270,650
Johnson & Johnson	16,840	1,694,104
Merck & Co., Inc.	8,000	459,840
Perrigo Co. PLC	6,100	1,009,855
Pfizer, Inc.	22,000	765,380

		5,199,829

Total Consumer, Non-Cyclical		13,858,302

Energy - 5.83%

Oil & Gas - 5.17%
Chevron Corp.	3,800	398,924
ConocoPhillips	6,500	404,690
EOG Resources, Inc.	4,800	440,112
Exxon Mobil Corp.	10,600	901,000
Occidental Petroleum Corp.	12,400	905,200
Pioneer Natural Resources Co.	1,400	228,914

		3,278,840

Pipelines - 0.66%
Kinder Morgan, Inc.	10,000	420,600

Total Energy		3,699,440

Financial - 15.82%

Banks - 6.38%
Bank of America Corp.	22,000	338,580
Goldman Sachs Group, Inc.	9,500	1,785,715
JPMorgan Chase & Co.	6,800	411,944
Wells Fargo & Co.	27,750	1,509,600

		4,045,839

Diversified Financial Services - 4.90%
BlackRock, Inc.	1,200	439,008
Visa, Inc., Class A	40,800	2,668,728

		3,107,736

Insurance - 3.13%
American International Group, Inc.	7,700	421,883
Berkshire Hathaway, Inc., Class B(a)	10,800	1,558,656

		1,980,539

Real Estate Investment Trusts - 1.41%
American Tower Corp.	9,500	894,425

Total Financial		10,028,539

Description	Shares	$ Value
Industrial - 13.15%

Aerospace/Defense - 2.18%
United Technologies Corp.	11,800	$1,382,960

Electronics - 4.47%
Honeywell International, Inc.	27,200	2,837,232

Miscellaneous Manufacturing - 2.81%
3M Co.	5,800	956,710
General Electric Co.	33,300	826,173

		1,782,883

Transportation - 3.69%
Union Pacific Corp.	21,600	2,339,496

Total Industrial		8,342,571

Technology - 16.60%

Computers - 9.62%
Apple, Inc.	29,270	3,642,066
Manhattan Associates, Inc.(a)	48,600	2,459,646

		6,101,712

Semiconductors - 1.61%
NXP Semiconductors N.V.(a)	10,200	1,023,672

Software - 5.37%
Akamai Technologies, Inc.(a)	38,100	2,706,814
Microsoft Corp.	17,200	699,266

		3,406,080

Total Technology		10,531,464

Total Common Stocks (Cost $48,193,157)		62,981,043

Total Investments - 99.33% (Cost $48,193,157)		62,981,043

Other Assets in Excess of Liabilities - 0.67%		423,066

Total Net Assets - 100.00%		$63,404,109

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

Common Abbreviations:

(N.V.) Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

(PLC) Public Limited Company.

See Notes to Quarterly Schedule of Investments

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

March 31, 2015 (Unaudited)

1. ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company for financial reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies of the Fund, which are in conformity with U.S. GAAP are as follows:

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At March 31, 2015 there were no securities priced at fair value as determined in good faith.

Investment Transactions — Investment transactions are accounted for as of trade date. Realized gains and losses on investments sold are determined on the identified cost basis.

Fair Value Measurements — Accounting Standards Codification 820 (ASC 820), “Fair Value Measurements and Disclosures” established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

March 31, 2015 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$62,981,043	$–	$–	$62,981,043

TOTAL	$62,981,043	$–	$–	$62,981,043

For the period ended March 31, 2015, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of assigned levels during the period ended March 31, 2015. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2015, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Northeast Investors Growth Fund	$48,193,157	$15,303,309	$(515,423)	$14,787,886

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	May 29, 2015

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr.
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2015